INTANGIBLE ASSETS	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

10. INTANGIBLE ASSETS

	SUPPLY AGREEMENT	LICENSE AGREEMENT	COMPUTER SOFTWARE	TOTAL
Cost
Balance, August 31, 2018	$—	$—	$—	$—
Additions	1,530	—	—	1,530
Reclassification of computer software (NOTE A)	—	—	841	841
Balance, August 31, 2019	$1,530	$—	$841	$2,371

Accumulated amortization
Balance, August 31, 2018	$—	$—	$—	$—
Amortization	(32)	—	—	(32)
Reclassification of computer software (NOTE A)	—	—	(265)	(265)
Balance, August 31, 2019	$(32)	$—	$(265)	$(297)

Cost
Balance, August 31, 2019	$1,530	$—	$841	$2,371
Additions	—	198	1,232	1,430
Impairment (NOTE B)	(1,303)	—	—	(1,303)
Disposal	—	—	(32)	(32)
Balance, August 31, 2020	$227	$198	$2,041	$2,466

Accumulated amortization
Balance, August 31, 2019	$(32)	$—	$(265)	$(297)
Amortization	(195)	—	(202)	(397)
Balance, August 31, 2020	$(227)	$—	$(467)	$(694)

Net book value
August 31, 2019	$1,498	$—	$576	$2,074
August 31, 2020	$—	$198	$1,574	$1,772

A) Other - Computer Software

During the three months ended November 30, 2019, the Company determined that due to the increasing value of its computer software, it should be reclassified from property, plant and equipment to intangible assets.  Computer software has historically been included in the "other" category within property, plant and equipment due to its relatively insignificant value.  The August 31, 2019 cost of $841 and accumulated amortization of $265 relating to computer software have been reclassified from property, plant and equipment to intangible assets as a result.

B) Impairment

On January 18, 2019, the Company entered into an agreement with 1812 Hemp to secure supply of hemp (the "Supply  Agreement"). Pursuant to the Supply Agreement, the Company is to receive a 25% discount on the price per kilogram of dried hemp flower harvested that is purchased from 1812 Hemp. The term of the Supply Agreement is from December 17, 2018 to December 16, 2023 and the Company has the option to renew it for an additional five-year period upon six months' notice. In addition, the Company has a right-of-first refusal on the future procurement of high cannabidiol (CBD) hemp from 1812. The Company paid $1,500 to 1812 Hemp plus transaction costs of $30 in connection with this transaction, which it has recorded as an intangible asset with a finite useful life that will be amortized based on the actual volume of dried hemp flower purchased as a proportion of its forecast purchase volumes. During the three months ended August 31, 2020, management became aware that 1812 Hemp was facing financial hardship due to a lack of customer demand and a change in market conditions and as a result, 1812 Hemp had significantly scaled back operations.  Separately, the Company's forecast hemp purchases have decreased significantly as a result of slower than expected progression in Canadian hemp and CBD regulations. Thus, as a result of the aforementioned challenges, management impaired the Supply Agreement intangible asset to its recoverable amount, which was estimated to be $nil, by recording an impairment charge of $1,303 at August 31, 2020.